CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net of allowances	$ 16,533	$ 16,377	$ 15,107
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,290,000,000	3,290,000,000	3,290,000,000
Common stock, shares issued	318,449,966	318,425,182	203,750,000
Common stock, shares outstanding	318,449,966	318,425,182	203,750,000
Common stock shares outstanding excluding performance shares		313,425,182